Document And Entity Information	Aug. 05, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity Registrant Name	Biomea Fusion, Inc.
Entity Central Index Key	0001840439
Entity Emerging Growth Company	true
Entity File Number	001-40335
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	1599 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BMEA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	900 Middlefield Road, 4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063